SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

17.                               SHARE-BASED COMPENSATION PLAN

On January 1, 2005, the Company’s board of directors approved the HiSoft Technology International Limited Share Incentive Plan (“Share Incentive Plan”).  The maximum number of common shares that may be granted under this plan will not exceed 10,250,000 shares.  In 2006, the Company’s board of directors approved an additional 42,400,000 shares for grants under the Share Incentive Plan.  In 2007, the Company’s board of directors approved an additional 15,500,000 shares for grant.  In 2008, the Company’s board of directors approved an additional 4,047,949 shares for grant.  In 2009, the Company’s board of directors approved an additional 10,000,000 shares for grant.  In March 2010, the Company’s board of directors approved 10,000,000 shares pursuant to a special option plan.

On July 1, 2011, the Company’s board of directors approved the HiSoft Technology International Limited Stock Incentive Plan (“2011 Equity Incentive Plan”).  The total number of common shares that may be issued under this plan as of the effective date of this plan is 18,000,000, with an annual increase to be added on January 1 of each calendar year during the term of this plan, commencing from January 1, 2012, equal to the lesser of (i) 2.5% of the total number of shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) a lesser number of shares determined by the Compensation Committee of the Company’s board of directors, and subject to adjustment based on a change in the capital structure of the Company and other significant corporate events as specified in this 2011 Equity Incentive Plan.  In addition to the above maximum aggregate number of common shares may be issued under this plan, the Compensation Committee may authorize, grant and issue common shares and stock options pursuant to or in substitution for any options or other awards assumed in connection with any mergers or other acquisitions; provided that such grants comply with all applicable laws and the rules of any exchange on which the Company’s common shares are traded.  As of December 31, 2011, the maximum number of common shares that may be delivered under this plan was 18,000,000 common shares and 15,155,602 options and nonvested shares have been granted to employees under this plan.

No options shall be exercisable after ten years from the date of grant.  The options will vest first 1/2, 1/3 or 1/4 on a date specified in the option award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

Termination of option

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days for termination with cause, 60 days for termination without cause, 6 months for death or disability after his or her severance date to exercise the options (or portion thereof) to the extent they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date.

Option exercise

The option shall be exercisable by the delivery of a written notice to the secretary of the Group, in the form approved by the Group, stating the number of common shares to be purchased pursuant to the option and payment in full for the exercise price of the shares to be purchased in cash, by check or by electronic funds transfer to the Group.

Changes in options outstanding were as follows:

(i)                                     Share Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Share options outstanding as of January 1, 2009	51,892,065	$0.31
Granted	6,134,500	$0.30	$0.14	—
Exercised	(178,061)	$0.27
Cancelled	(3,718,312)	$0.40

Share options outstanding as of December 31, 2009	54,130,192	$0.30
Granted	15,841,000	$0.40	$0.22	—
Exercised	(4,210,936)	$0.27
Cancelled	(2,870,835)	$0.40

Share options outstanding as of December 31, 2010	62,889,421	$0.32
Granted	1,599,646	$1.20	$0.64	—
Exercised	(14,056,161)	$0.30
Cancelled	(3,034,281)	$0.70

Share options outstanding as of December 31, 2011	47,398,625	$0.33

(ii)                                  2011 Equity Incentive Plan

			Weighted	Weighted average
		Weighted	average	intrinsic value
	Number of	average	grant-date	per option at
	share options	exercise price	fair value	the grant dates

Granted	475,000	$0.63	$0.31	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	475,000	$0.63

The options vest ratably over one to four year period, which is generally the service period and exercisable over a period of ten years from the date of grant.

Information with respect to options outstanding as of December 31, 2011 is as follows:

(i)                                     Share Incentive Plan

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted			average	Weighted
		remaining	average	Aggregate		remaining	average	Aggregate
	Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
Exercise price	outstanding	in years	price	value	exercisable	in years	price	value

$0.10	1,231,944	4.33	$0.10	$475,271	1,231,944	4.33	$0.10	$475,271
$0.25	22,698,465	5.26	0.25	5,352,059	22,698,379	5.26	0.25	5,352,038
$0.30	6,932,528	7.81	0.30	1,287,991	4,265,840	5.19	0.30	792,548
$0.40	8,762,625	8.25	0.40	751,741	4,964,062	4.94	0.40	425,864
$0.50	6,217,155	5.97	0.50	—	6,093,717	5.90	0.50	—
$0.56	249,562	8.50	0.56	—	94,563	3.22	0.56	—
$0.61	58,000	8.58	0.61	—	18,125	3.22	0.61	—
$0.80	537,500	8.42	0.80	—	290,000	4.54	0.80	—
$0.97	680,846	9.25	0.97	—	—	—	—	—
$1.38	30,000	8.75	1.38	—	9,375	2.73	1.38	—
	47,398,625		$0.33	$7,867,062	39,666,005		$0.31	$7,045,721

In 2009, 2010 and 2011, 178,061, 4,210,936 and 14,056,161 options, respectively, were exercised.  Total intrinsic value of options exercised in each of those years was $6, $5,368 and $8,159 in 2009, 2010 and 2011, respectively.

(ii)                                  2011 Equity Incentive Plan

	Options outstanding				Options exercisable
		Weighted				Weighted
		average	Weighted			average	Weighted
		remaining	average	Aggregate		remaining	average	Aggregate
	Number	contractual life	exercise	intrinsic	Number	contractual life	exercise	intrinsic
Exercise price	outstanding	in years	price	value	exercisable	in years	price	value

$0.63	475,000	9.85	$0.63	—	—	—	—	—
	475,000		$0.63	—	—		—	—

In 2011, there was no option being exercised under this plan and no option was exercisable as of December 31, 2011.

A summary of the status of the Group’s options to be vested as of December 31, 2009, 2010 and 2011 and changes during the years ended December 31, 2009, 2010 and 2011 is as below:

(i)                                     Share Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

As of January 1, 2009	20,316,527	$0.07	$0.39
Granted	6,134,500	0.14	0.30
Vested	(9,407,963)	0.07	0.36
Forfeited	(3,718,312)	0.07	0.40

As of December 31, 2009	13,324,752	$0.10	$0.36
Granted	15,841,000	0.22	0.40
Vested	(7,304,687)	0.11	0.34
Forfeited	(2,870,835)	0.19	0.40

As of December 31, 2010	18,990,230	$0.18	$0.40
Granted	1,599,646	0.64	1.20
Vested	(9,822,975)	0.12	0.38
Forfeited	(3,034,281)	0.30	0.70

As of December 31, 2011	7,732,620	$0.35	$0.47

Vested and expect to vest as of December 31, 2011	65,653,540		$0.32

(ii)           2011 Equity Incentive Plan

		Weighted	Weighted
		-average	-average
		grant	exercise
		date	price
Options to be vested	Share options	fair value	per share

Granted	475,000	$0.31	$0.63
Vested	—	—	—
Forfeited	—	—	—

As of December 31, 2011	475,000	$0.31	$0.63

Vested and expect to vest as of December 31, 2011	475,000		$0.63

The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2009, 2010 and 2011 respectively:

	2009	2010	2011

Risk-free interest rate	3.04% - 3.89%	1.90% - 3.04%	1.44% - 2.90%
Expected dividend yield	—	—	—
Expected life (years)	6.0 - 6.9	5.5 - 6.1	5.5 - 6.1
Expected volatility	48% - 49%	47% - 55%	53%
Exercise price	$0.30 - $0.50	$0.30 - $1.38	$0.63 - $1.59
Fair value of the underlying common shares	$0.25 - $0.31	$0.39 - $1.38	$0.63 - $1.59

(1)                                 Volatility

The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)                                 Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)                                 Expected term

As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)                                 Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)                                 Exercise price

The exercise price of the options was determined by the Company’s board of directors.

(6)                                 Fair value of underlying common shares

The estimated fair value of the common shares underlying the options as of the respective grant dates was determined based on a retrospective valuation.  When estimating the fair value of the common shares on the grant dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events.  The fair value of the common shares in connection with the option grants on each grant date was determined with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the common shares on that date.

There was $702 of total unrecognized compensation expense related to share options granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 1.92 years according to the graded vesting schedule.

Nonvested shares

The Group granted nonvested shares to its executives and senior management.  Disposition of such shares are restricted, except in compliance with applicable securities laws.  The fair value of the nonvested shares was calculated by the Group with the assistance of American Appraisal China Limited, an independent valuer.  After the IPO, the closing market price of the ADS of the Company as of the grant date is used to derive the fair value of the nonvested shares on that date.

Similar to the options, the nonvested shares will vest first 1/2, 1/3 or 1/4 on a date specified in the share award agreement, which is usually a date approximately one year from the date of grant, and thereafter, 1/8, 1/12 or 1/16 respectively on each of the quarterly anniversaries from the first vesting date.

The following table summarizes information regarding the nonvested shares granted:

(i)                                     Share Incentive Plan

		Weighted
	Number of	average
	nonvested	grant date	Intrinsic
	shares	fair value	value

Outstanding as of January 1, 2009	3,071,110	$0.27	$828,892
Granted	4,040,000	0.28	1,129,010
Vested	(2,304,848)	0.27	(622,078)
Forfeited	(300,000)	0.26	(77,100)

Outstanding as of December 31, 2009	4,506,262	$0.28	$1,258,724
Granted	6,234,141	0.56	3,509,610
Vested	(2,943,674)	0.36	(1,058,818)
Forfeited	(3,090,000)	0.29	(902,750)

Outstanding as of December 31, 2010	4,706,729	$0.60	$2,806,766
Granted	5,038,863	0.92	4,650,290
Vested	(3,819,713)	0.49	(1,876,338)
Forfeited	(219,299)	0.65	(143,571)

Outstanding as of December 31, 2011	5,706,580	$0.95	$5,437,147

Nonvested shares vested and expect to vest as of December 31, 2011	23,924,743

Nonvested shares - continued

(ii)                                  2011 Equity Incentive Plan

		Weighted
	Number of	average
	restricted	grant date	Intrinsic
	share units	fair value	value

Granted	14,680,602	$0.72	$10,676,967
Vested	—	—	—
Forfeited	(95,000)	0.80	(76,000)

Outstanding as of December 31, 2011	14,585,602	$0.73	$10,600,967

Nonvested shares vested and expect to vest as of December 31, 2011	14,585,602

Compensation cost recognized in relation to nonvested shares was $659, $1,919 and $4,388 in 2009, 2010 and 2011, respectively.

There was $7,670 of total unrecognized compensation expense related to nonvested shares granted as of December 31, 2011. The expense is expected to be recognized over a weighted-average period of 2.02 years.

Performance based share award shares

Under the 2011 Equity Incentive Plan, the Company granted 9,700,000 restricted shares to senior management with performance conditions which are based on the Group’s revenue and earnings before interest and taxes from 2011 to 2013.

Share-based compensation expense

The Group recognizes compensation cost on the options using the graded vesting method. No tax benefit related thereto has been recognized by the Group.

The following table shows the share-based compensation expenses included in the consolidated statements of operations for the years ended December 31, 2009, 2010, and 2011:

	2009	2010	2011

Cost of revenues	$321	$606	$234
General and administrative	720	3,136	4,906
Selling and marketing	56	259	516

Total	$1,097	$4,001	$5,656